Equity - Changes in Common Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	88,685,694	94,464,343
Share-based compensation programs (in shares)	1,650,973
Shares repurchased (in shares)	(7,646,569)	(5,778,649)
Ending balance, outstanding (in shares)	82,690,098	88,685,694
Class B Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	638,861
Ending balance, outstanding (in shares)		638,861
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	94,464,343	94,464,343
Share-based compensation programs (in shares)	10,568
Shares repurchased (in shares)	0	0
Ending balance, outstanding (in shares)	94,474,911	94,464,343
Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	(5,778,649)	0
Share-based compensation programs (in shares)	1,640,405
Shares repurchased (in shares)	(7,646,569)	(5,778,649)
Ending balance, outstanding (in shares)	(11,784,813)	(5,778,649)